Operations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Operations
Transaction price	R$ 1,096,294
Record of the remaining interest in the investment at fair value	1,612,957
Write-off of investment	(1,211,472)
[custom:WriteoffOfGoodwillAtFiberrjfiberspAcquisition-0]	(1,051,477)
Write-off of deferred tax on goodwill amortized	335,935
Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992
xxx_Gain before income tax and social contribution on remeasurement of investment to fair value	668,720
Gain before income tax and social contribution on asset disposal	R$ 113,517